Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index®
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
The Disciplined Growth Investors Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.93%	12.35%	10.39%
The Disciplined Growth Investors Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.88%	10.04%	8.84%
The Disciplined Growth Investors Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.94%	9.52%	8.23%